Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Basic and Diluted Loss Per Common Share
The Company’s net loss/income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the income of the Trust Account and not the income or losses of the Company.  Accordingly, basic and diluted loss per common share is calculated as follows:

	For the Three Months Ended June 30, 2020	For the Six Months Ended June 30, 2020	For the Three Months Ended June 30, 2019	For the Six Months Ended June 30, 2019
Net (loss) income	$(418,925)	$(53,690)	$842,931	$1,633,185
Less: Income attributable to common stock subject to possible redemption	-	(416,635)	(949,978)	(1,824,175)
Adjusted net loss	$(418,925)	$(470,325)	$(107,047)	$(190,990)
Weighted average shares outstanding, basic and diluted	6,724,713	6,719,169	6,700,195	6,695,800
Basic and diluted net loss per common share	$(0.06)	$(0.07)	$(0.02)	$(0.03)

The Company’s net income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the income of the Trust Account and not the income or losses of the Company.  Accordingly, basic and diluted loss per common share is calculated as follows:

	For the Year Ended December 31, 2019	For the period from June 18, 2018 (inception) through December 31, 2018
Net income	$2,872,889	$307,638
Less: Income attributable to common stock subject to possible redemption	(3,185,186)	(353,013)
Adjusted net loss	$(312,297)	$(45,375)
Weighted average shares outstanding, basic and diluted	6,695,864	5,338,303
Basic and diluted net loss per common share	$(0.05)	$(0.01)